Taxation - Schedule of net operating tax loss carry forwards (Detail) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 4,056,578
Loss expiring in 2024 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	137,645
Loss expiring in 2025 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	112,456
Loss expiring in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	130,687
Loss expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	212,983
Loss expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	453,398
Loss expiring in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	234,168
Loss expiring in 2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	866,217
Loss expiring in 2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	679,449
Loss expiring in 2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	467,766
Loss expiring in 2033 and thereafter [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 761,809